Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net (Loss) Income	$ (372,848)	$ (376,860)	$ 1,672,443
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	89,441	124,031	176,243
Amortization of right-of-use assets	235,161	222,758	234,115
Loss (gain) from disposal of property and equipment	534	(2,195)	938
Provision for doubtful accounts	128,929	446,452	537,018
Loss from long-term investments			12,277
Interest income	(48,009)	(48,357)	(49,422)
Deferred tax expense (benefit)	9	94,498	270,090
Changes in operating assets and liabilities:
Accounts receivable	159,161	(733,684)	252,307
Other receivable	(773,358)	37,876	55,174
Other current assets	133	(29,767)	14,588
Deferred revenue	(173,469)	(190,505)	(1,566,977)
Taxes payable	48,891	(96,023)	211,911
Other payable	46,303	57,253	(60,289)
Operating lease liabilities	(234,872)	(252,785)	(196,848)
Accounts payable and accrued expenses	(71,598)	(20,002)	48,932
Net cash (used in) provided by operating activities	(965,592)	(767,310)	1,612,500
Cash flows from investing activities:
Purchase of property and equipment	(10,876)	(95,020)	(37,237)
Proceeds from loans to third parties			2,919
Proceeds from disposal of property and equipment	249	3,106
Payments made for loans to third parties			(29,190)
Purchase of long-term investment		(139,526)	100,384
Net cash (used in) provided by investing activities	(10,627)	(231,440)	36,876
Cash flows from financing activities:
Advance from related parties	64,083
Repayment to related parties	(15,939)
Proceeds from issuance of class A shares	14,880
Net cash provided by financing activities	63,024
Effect of exchange (loss) gain on cash	(1,121)	(523,005)	(845,358)
Net increase (decrease) in cash	(914,316)	(1,521,755)	804,018
Cash at beginning of the year	11,045,708	12,567,463	11,763,445
Cash at end of the year	10,131,392	11,045,708	12,567,463
Supplemental cash flow information
Cash paid for income taxes	55,554	34,327	33,631
Non-cash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 34,420	$ 203,714	$ 478,269